          PUTNAM HARTFORD CAPITAL MANAGER PLUS (SERIES II AND SERIES IIR)
                              SEPARATE ACCOUNT TEN
                         HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-101946



            SUPPLEMENT DATED NOVEMBER 19, 2004 TO THE PROSPECTUS DATED
                                NOVEMBER 1, 2004

               SUPPLEMENT DATED NOVEMBER 19, 2004 TO YOUR PROSPECTUS

The following disclosure is added under the sub-section "Other Information" under the Section "The Hartford's Principal First and The Hartford's Principal First Preferred":

         "The Hartford's Principal First or The Hartford's Principal First Preferred may be elected when you purchase your Contract or anytime after your first Contract Anniversary."

        THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

HV-5111